Summary of Significant Accounting Policies - Schedule of Disaggregates the Geographic Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total long-lived assets by geographic location	$ 182,601,289	$ 152,542,661
Vietnam [Member]
Disaggregation of Revenue [Line Items]
Total long-lived assets by geographic location	110,203,576	152,542,661
USA [Member]
Disaggregation of Revenue [Line Items]
Total long-lived assets by geographic location	37,909,237
Ethiopia [Member]
Disaggregation of Revenue [Line Items]
Total long-lived assets by geographic location	$ 34,488,476